SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Investment Income, Interest	$ 13,752,538	$ 13,958,540	$ 16,657,246
Allowance for uncollectibles	867,316	858,362
Provision for General Allowance	27,332	597,444	70,467
Direct write-downs against the allowance	0	0	$ 1,011,999
Guarantee Paid On Behalf Of Guarantee Service Customers	$ 1,560,615	$ 2,039,684
Agreed guaranteed commission period	12 months
Commission Percentage Rate Minimum	2.00%
Commission Percentage Rate Maximum	6.00%
Minimum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	3.00%
Maximum [Member]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Customer Concentration Risk [Member] | Minimum [Member]
Concentration Risk, Percentage		10.00%	10.00%
Customer One Concentration Risk [Member]
Concentration Risk, Percentage	19.00%		18.00%
Customer One Concentration Risk [Member] | Guaranteed loans [Member]
Concentration Risk, Percentage	13.20%
Customer Two Concentration Risk [Member]
Concentration Risk, Percentage	13.00%		14.00%
Customer Two Concentration Risk [Member] | Guaranteed loans [Member]
Concentration Risk, Percentage	11.00%
Customer Three Concentration Risk [Member]
Concentration Risk, Percentage			11.00%